Quarterly Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results (unaudited)
Quarterly Results

($ in millions, except per share data)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2011	2010	2011	2010	2011	2010	2011	2010
Revenues	$8,095	$7,749	$8,081	$7,656	$8,242	$7,908	$8,236	$8,087
Net income (loss)	524	120	(624)	137	175	361	712	293
Net income (loss) earnings per share – Basic	0.99	0.22	(1.19)	0.25	0.34	0.67	1.41	0.54
Net income (loss) earnings per share – Diluted	0.98	0.22	(1.19)	0.25	0.34	0.67	1.40	0.54